Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (2,357,955)	$ (2,118,272)	$ (2,440,343)	$ (2,133,128)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense included in - General and administrative costs	394,031	314,631	314,631	785,612
Stock-based compensation expense included in - Research and development costs	670,715	434,024	434,024
(Increase) decrease in -
Advances on research and development contract services	(29,792)
Accrued interest receivable	14,367	(2,678)	(14,367)
Prepaid insurance	(34,583)	(19,296)
Other prepaid expenses and current assets	11,294	(3,415)	4,924	(1,409)
Increase (decrease) in -
Accounts payable and accrued expenses	(28,031)	78,322	(51,662)	(116,823)
Research and development contract liabilities	(32,418)	20,074	78,645	(45,286)
Net cash used in operating activities	(1,392,372)	(1,296,610)	(1,674,148)	(1,511,034)
Cash flows from financing activities:
Payment of deferred offering costs	(130,244)
Exercise of common stock options				3,000
Proceeds from sale of common stock and common stock units				4,500,000
Costs incurred in connection with the sale of common stock units				(24,702)
Net cash used in financing activities	(130,244)			4,478,298
Cash:
Net decrease	(1,522,616)	(1,296,610)	(1,674,148)	2,967,264
Balance at beginning of period	2,598,864	4,273,012	4,273,012	1,305,748
Balance at end of period	1,076,248	2,976,402	2,598,864	4,273,012
Supplemental disclosures of cash flow information:
Interest
Income taxes
Noncash investing and financing activities:
Accrual of deferred offering costs	$ 44,009